Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000241788
Shareholder Report [Line Items]
Fund Name	Beacon Selective Risk ETF
Trading Symbol	BSR
Security Exchange Name	NYSEArca
Additional Information Phone Number	1-866-439-9093
Additional Information Website	https://beaconinvestingfunds.com/beacon-selective-risk/#documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Beacon Selective Risk ETF	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Apr. 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 40,168,909
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 78,184
InvestmentCompanyPortfolioTurnover	126.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$40,168,909
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$78,184
Portfolio Turnover	126%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Equity	99.9%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Utilities ETF	10.3%
Vanguard Consumer Staples ETF	9.6%
Vanguard Communication Services ETF	9.4%
Vanguard Materials ETF	9.4%
Vanguard Energy ETF	9.4%
Vanguard Health Care ETF	9.3%
Vanguard Information Technology ETF	9.3%
Vanguard Industrials ETF	9.1%
Vanguard Real Estate ETF	8.5%
Vanguard Consumer Discretionary ETF	8.4%

C000241789
Shareholder Report [Line Items]
Fund Name	Beacon Tactical Risk ETF
Trading Symbol	BTR
Security Exchange Name	NYSEArca
Additional Information Phone Number	1-866-439-9093
Additional Information Website	https://beaconinvestingfunds.com/beacon-tactical-risk/#documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Beacon Tactical Risk ETF	$101	1.00%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Apr. 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 36,515,898
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 36,335
InvestmentCompanyPortfolioTurnover	172.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$36,515,898
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$36,335
Portfolio Turnover	172%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Equity	99.9%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Energy ETF	10.5%
Vanguard Materials ETF	9.8%
Vanguard Industrials ETF	9.7%
Vanguard Health Care ETF	9.3%
Vanguard Utilities ETF	9.2%
Vanguard Communication Services ETF	9.1%
Vanguard Information Technology ETF	9.0%
Vanguard Consumer Staples ETF	8.6%
Vanguard Consumer Discretionary ETF	8.5%
Vanguard Real Estate ETF	8.3%